Share-based payments - Cash settled, 2020 - 2024 Plan (Details)	12 Months Ended
	Dec. 31, 2024 shares R / shares	Dec. 31, 2024 shares $ / shares	Dec. 31, 2023 shares R / shares	Dec. 31, 2023 shares $ / shares	Dec. 31, 2022 shares R / shares	Dec. 31, 2022 shares $ / shares
Share-based payments
TSR Weighting percentage	50.00%	50.00%
GSR Weighting percentage	20.00%	20.00%
ROCE Weighting percentage	30.00%	30.00%
Standard deviations, volatility adjustment	1.5	1.5
Term, volatility adjustment	200 days	200 days
TSR
Share-based payments
Expected term (years)	3 years	3 years
ROIC
Share-based payments
Expected term (years)	3 years	3 years
ESG
Share-based payments
Expected term (years)	3 years	3 years
Maximum
Share-based payments
ROCE Weighting percentage	250.00%	250.00%
Sibanye Stillwater Minimum Shareholding Requirement Plan
Share-based payments
Committed shares for 1 MSU	1	1
Sibanye Stillwater Minimum Shareholding Requirement Plan | Minimum
Share-based payments
Target shareholding	100.00%	100.00%
Sibanye Stillwater Minimum Shareholding Requirement Plan | Maximum
Share-based payments
Target shareholding	200.00%	200.00%
Sibanye Stillwater 2020 Share Plan Conditional Share Units
Share-based payments
Outstanding at beginning of the year (in shares)	83,646	83,646	12,578,174	12,578,174	13,754,209	13,754,209
Vested (in shares)	(80,651)	(80,651)	(4,765,694)	(4,765,694)	(206,462)	(206,462)
Forfeited (in shares)	(2,995)	(2,995)	(7,728,834)	(7,728,834)	(969,573)	(969,573)
Outstanding at end of the year (in shares)	0	0	83,646	83,646	12,578,174	12,578,174
Sibanye Stillwater 2020 Share Plan Forfeitable Share Units
Share-based payments
Outstanding at beginning of the year (in shares)	0	0	17,955	17,955	53,868	53,868
Vested (in shares)	0	0	(17,955)	(17,955)	(35,913)	(35,913)
Forfeited (in shares)	0	0	0	0	0	0
Outstanding at end of the year (in shares)	0	0	0	0	17,955	17,955
Sibanye Stillwater 2021 Share Plan Conditional Share Units
Share-based payments
Outstanding at beginning of the year (in shares)	2,940,337	2,940,337	3,281,578	3,281,578	3,445,487	3,445,487
Granted during the year (in shares)	0	0	618	618	32,618	32,618
Vested (in shares)	(2,722,274)	(2,722,274)	(45,104)	(45,104)	(52,356)	(52,356)
Forfeited (in shares)	(149,490)	(149,490)	(296,755)	(296,755)	(144,171)	(144,171)
Outstanding at end of the year (in shares)	68,573	68,573	2,940,337	2,940,337	3,281,578	3,281,578
Sibanye Stillwater 2021 Share Plan Forfeitable Share Units
Share-based payments
Outstanding at beginning of the year (in shares)	0	0	0	0	696,314	696,314
Granted during the year (in shares)	0	0	0	0	0	0
Vested (in shares)	0	0	0	0	(673,849)	(673,849)
Forfeited (in shares)	0	0	0	0	(22,465)	(22,465)
Outstanding at end of the year (in shares)	0	0	0	0	0	0
Sibanye Stillwater2022 Share Plan & Minimum Shareholding Requirement Plan, Conditional and matching Share Units
Share-based payments
Outstanding at beginning of the year (in shares)	6,897,210	6,897,210	7,196,744	7,196,744	0	0
Granted during the year (in shares)	0	0	301,388	301,388	7,401,740	7,401,740
Vested (in shares)	(84,635)	(84,635)	(21,485)	(21,485)	(5,967)	(5,967)
Forfeited (in shares)	(62,120)	(62,120)	(579,437)	(579,437)	(199,029)	(199,029)
Outstanding at end of the year (in shares)	6,750,455	6,750,455	6,897,210	6,897,210	7,196,744	7,196,744
Sibanye Stillwater2022 Share Plan & Minimum Shareholding Requirement Plan, Forfeitable Share Units
Share-based payments
Outstanding at beginning of the year (in shares)	0	0	670,522	670,522	0	0
Granted during the year (in shares)	0	0	9,783	9,783	1,410,614	1,410,614
Vested (in shares)	0	0	(626,241)	(626,241)	(678,252)	(678,252)
Forfeited (in shares)	0	0	(54,064)	(54,064)	(61,840)	(61,840)
Outstanding at end of the year (in shares)	0	0	0	0	670,522	670,522
Sibanye Stillwater2023 Share Plan & Minimum Shareholding Requirement Plan, Conditional and matching Share Units
Share-based payments
Outstanding at beginning of the year (in shares)	8,934,250	8,934,250	0	0	0	0
Granted during the year (in shares)	257,534	257,534	9,598,092	9,598,092	0	0
Vested (in shares)	(63,791)	(63,791)	(8,024)	(8,024)	0	0
Forfeited (in shares)	(281,980)	(281,980)	(655,818)	(655,818)	0	0
Outstanding at end of the year (in shares)	8,846,013	8,846,013	8,934,250	8,934,250	0	0
Sibanye Stillwater2023 Share Plan & Minimum Shareholding Requirement Plan, Forfeitable Share Units
Share-based payments
Outstanding at beginning of the year (in shares)	1,232,760	1,232,760	0	0	0	0
Granted during the year (in shares)	0	0	2,722,393	2,722,393	0	0
Vested (in shares)	(1,196,886)	(1,196,886)	(1,269,811)	(1,269,811)	0	0
Forfeited (in shares)	(35,874)	(35,874)	(219,822)	(219,822)	0	0
Outstanding at end of the year (in shares)	0	0	1,232,760	1,232,760	0	0
Sibanye Stillwater2024 Share Plan & Minimum Shareholding Requirement Plan, Conditional and Matching Share Units
Share-based payments
Outstanding at beginning of the year (in shares)	0	0	0	0	0	0
Granted during the year (in shares)	13,817,578	13,817,578	0	0	0	0
Vested (in shares)	0	0	0	0	0	0
Forfeited (in shares)	(210,776)	(210,776)	0	0	0	0
Outstanding at end of the year (in shares)	13,606,802	13,606,802	0	0	0	0
Sibanye Stillwater 2024 Share Plan & Minimum Shareholding Requirement Plan, Forfeitable Share Units
Share-based payments
Outstanding at beginning of the year (in shares)	0	0	0	0	0	0
Granted during the year (in shares)	9,736,035	9,736,035	0	0	0	0
Vested (in shares)	(4,770,248)	(4,770,248)	0	0	0	0
Forfeited (in shares)	(280,119)	(280,119)	0	0	0	0
Outstanding at end of the year (in shares)	4,685,668	4,685,668	0	0	0	0
Minimum Shareholding Requirement Plan, Conditional and Matching Share Units
Share-based payments
Weighted average share price (ZAR/USD per share) | R / shares	R 14.98		R 24.90		R 44.72
Weighted average fair value per share (in ZAR per share) | R / shares	R 8.60		R 15.45		R 23.69
Minimum Shareholding Requirement Plan, Conditional and Matching Share Units | Minimum
Share-based payments
Weighted average historical volatility1%	52.57%	52.57%	49.47%	49.47%	48.29%	48.29%
Expected term (months)	2 months	2 months	2 months	2 months	2 months	2 months
Expected dividend yield (US/SA) %	0.00%	0.00%	0.00%	0.00%	7.45%	7.45%
Risk-free interest rate (US/SA) %	7.30%	7.30%	7.67%	7.67%	7.16%	7.16%
Minimum Shareholding Requirement Plan, Conditional and Matching Share Units | Maximum
Share-based payments
Weighted average historical volatility1%	59.87%	59.87%	60.64%	60.64%	52.15%	52.15%
Expected term (months)	35 months	35 months	35 months	35 months	35 months	35 months
Expected dividend yield (US/SA) %	3.24%	3.24%	4.44%	4.44%	17.83%	17.83%
Risk-free interest rate (US/SA) %	7.68%	7.68%	8.30%	8.30%	7.82%	7.82%
Minimum Shareholding Requirement Plan, Forfeitable Share Units
Share-based payments
Expected term (months)	8 months	8 months	8 months	8 months	8 months	8 months
Weighted average share price (ZAR/USD per share) | (per share)	R 14.98	$ 3.30	R 24.9	$ 5.43	R 44.72	$ 10.66
Weighted average fair value per share (in ZAR per share) | R / shares	R 16.00		R 29.51		R 49.95
Minimum Shareholding Requirement Plan, Forfeitable Share Units | Minimum
Share-based payments
Expected dividend yield (US/SA) %	5.95%	5.95%	2.98%	2.98%	54.24%	54.24%
Risk-free interest rate (US/SA) %	4.15%	4.15%	2.22%	2.22%	2.48%	2.48%
Minimum Shareholding Requirement Plan, Forfeitable Share Units | Maximum
Share-based payments
Expected dividend yield (US/SA) %	0.29%	0.29%	2.81%	2.81%	11.14%	11.14%
Risk-free interest rate (US/SA) %	7.44%	7.44%	8.17%	8.17%	7.55%	7.55%